Harding, Loevner Funds, Inc. (the “Fund”)
Supplement dated June 26, 2023 to the
Prospectus for Institutional Investors, Prospectus for Individual Investors and Prospectus for Institutional Class Z Investors, each dated February 28, 2023
Summary Prospectuses for Institutional Emerging Markets Portfolio (Institutional Class and Institutional Class Z), and Emerging Markets Portfolio (Advisor Class), each dated February 28, 2023
The Board of Directors of the Fund has approved a reduction in the management fee to 0.95% for each of the Institutional Emerging Markets Portfolio and the Emerging Markets Portfolio.
In addition, Harding Loevner LP has contractually agreed to lower the expense cap for the Institutional Emerging Markets Portfolios’ Institutional Class to 1.05%, to lower the expense cap for the Emerging Markets Portfolio’s Advisor Class to 1.25%, and to lower the Institutional Emerging Markets Portfolio’s Institutional Class Z expense cap to 0.95%, in each case through February 28, 2025.
The management fee and expense cap changes will become effective as of July 1, 2023.
Institutional Emerging Markets Portfolio – Institutional Class
Accordingly, effective July 1, 2023, the “Portfolio Summary — Portfolio Fees and Expenses” section of the Institutional Emerging Markets Portfolio’s Institutional Class Summary Prospectus and Prospectus for Institutional Investors is hereby deleted and replaced with the following:

Portfolio Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Institutional Class of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees
(Fees Paid Directly from Your Investment)

Maximum Sales Charge (Load) Imposed on Purchases (As a Percentage of Offering Price)	None

Redemption Fee (As a Percentage of Amount Redeemed within 90 days or Less from the Date of Purchase)	None
Annual Portfolio Operating Expenses
(Expenses that You Pay Each Year as a Percentage of the Value of Your Investment)

Management Fees	0.95%

Distribution (Rule 12b‑1) Fees	None

Other Expenses	0.15%

Total Annual Portfolio Operating Expenses	1.10%

Fee Waiver and/or Expense Reimbursement[1]	-0.05%

Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement[1]	1.05%
1 Harding Loevner LP has contractually agreed to waive a portion of its management fee and/or reimburse the Portfolio’s Institutional Class shares for its other operating expenses to the extent Total Annual Portfolio Operating Expenses (excluding dividend expenses, borrowing costs, interest expense relating to short sales, interest, taxes, brokerage commissions and extraordinary expenses), as a percentage of average daily net assets, exceed 1.05% through February 28, 2025. This fee waiver and expense reimbursement agreement may be terminated by the Board at any time and will automatically terminate upon the termination of the Investment Advisory Agreement.
Example:
This example is intended to help you compare the cost of investing in the Institutional Class of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Institutional Class of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Institutional Class’s operating expenses remain the same, except that the example assumes the fee waiver and expense reimbursement agreement pertains only through February 28, 2025. The example does not take into account brokerage commissions that you may pay on your purchases and sales of Institutional Class shares of the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$107	$340	$596	$1,331

Emerging Markets Portfolio – Advisor Class
Accordingly, effective July 1, 2023, the “Portfolio Summary — Portfolio Fees and Expenses” section of the Emerging Markets Portfolio’s Advisor Class Summary Prospectus and Prospectus for Individual Investors is hereby deleted and replaced with the following:

Portfolio Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Advisor Class of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees
(Fees Paid Directly from Your Investment)

Maximum Sales Charge (Load) Imposed on Purchases (As a Percentage of Offering Price)	None

Redemption Fee (As a Percentage of Amount Redeemed within 90 days or Less from the Date of Purchase)	None
Annual Portfolio Operating Expenses
(Expenses that You Pay Each Year as a Percentage of the Value of Your Investment)

Management Fees	0.95%

Distribution (Rule 12b‑1) Fees	None

Other Expenses	0.21%

Total Annual Portfolio Operating Expenses	1.16%
Example:
This example is intended to help you compare the cost of investing in the Advisor Class of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Advisor Class of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Advisor Class’s operating expenses remain the same. The example does not take into account brokerage commissions that you may pay on your purchases and sales of Advisor Class shares of the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$118	$368	$638	$1,409

Institutional Emerging Markets Portfolio – Institutional Class Z
Accordingly, effective July 1, 2023, the “Portfolio Summary — Portfolio Fees and Expenses” section of the Institutional Emerging Markets Portfolio’s Institutional Class Z Summary Prospectus and Prospectus for Institutional Class Z Investors is hereby deleted and replaced with the following:

Portfolio Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell the Portfolio’s Institutional Class Z shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees
(Fees Paid Directly from Your Investment)

Maximum Sales Charge (Load) Imposed on Purchases (As a Percentage of Offering Price)	None

Redemption Fee (As a Percentage of Amount Redeemed within 90 days or Less from the Date of Purchase)	None
Annual Portfolio Operating Expenses
(Expenses that You Pay Each Year as a Percentage of the Value of Your Investment)

Management Fees	0.95%

Distribution (Rule 12b‑1) Fees	None

Other Expenses	0.07%

Total Annual Portfolio Operating Expenses	1.02%

Fee Waiver and/or Expense Reimbursement[1]	-0.07%

Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement[1]	0.95%
1 Harding Loevner LP has contractually agreed to waive a portion of its management fee and/or reimburse the Portfolio’s Institutional Class Z shares for its other operating expenses to the extent Total Annual Portfolio Operating Expenses (excluding dividend expenses, borrowing costs, interest expense relating to short sales, interest, taxes, brokerage commissions and extraordinary expenses), as a percentage of average daily net assets, exceed 0.95% through February 28, 2025. This fee waiver and expense reimbursement agreement may be terminated by the Board at any time and will automatically terminate upon the termination of the Investment Advisory Agreement.
Example:
This example is intended to help you compare the cost of investing in the Institutional Class Z of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Institutional Class Z of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Institutional Class Z’s operating expenses remain the same, except that the example assumes the fee waiver and expense reimbursement agreement pertains only through February 28, 2025. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$97	$310	$549	$1,235

Investors Should Retain this Supplement for Future Reference.

Harding, Loevner Funds, Inc. (the “Fund”)
Supplement dated June 26, 2023 to the
Prospectus for Institutional Investors and Summary Prospectus for Emerging Markets ex China Portfolio (Institutional Class), each dated February 28, 2023
The Board of Directors of the Fund has approved a reduction in the management fee to 0.95% for the Emerging Markets ex China Portfolio.
In addition, Harding Loevner LP has contractually agreed to lower the expense cap for the Emerging Markets ex China Portfolio’s Institutional Class to 1.05%, through February 28, 2025.
The management fee and expense cap changes will become effective as of July 1, 2023.
Emerging Markets ex China Portfolio – Institutional Class
Accordingly, effective July 1, 2023, the “Portfolio Summary — Portfolio Fees and Expenses” section of the Emerging Markets ex China Portfolio’s Institutional Class Summary Prospectus and Prospectus for Institutional Investors is hereby deleted and replaced with the following:

Portfolio Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Institutional Class of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees
(Fees Paid Directly from Your Investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Redemption Fee (as a percentage of amount redeemed within 90 days or less from the date of purchase)	None
Annual Portfolio Operating Expenses
(Expenses that You Pay Each Year as a Percentage of the Value of Your Investment)

Management Fees	0.95%

Distribution (Rule 12b‑1) Fees	None

Other Expenses[1]	4.95%

Total Annual Portfolio Operating Expenses	5.90%

Fee Waiver and/or Expense Reimbursement[2]	-4.85%

Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement[2]	1.05%
1 “Other Expenses” are based on estimated amounts for the current fiscal year.
2 Harding Loevner LP has contractually agreed to waive a portion of its management fee and/or reimburse the Institutional Class of the Portfolio for its other operating expenses to the extent Total Annual Portfolio Operating Expenses (excluding dividend expenses, borrowing costs, interest expense relating to short sales, interest, taxes, brokerage commissions and extraordinary expenses), as a percentage of average daily net assets, exceed 1.05% through February 28, 2025. This fee waiver and expense reimbursement agreement may be terminated by the Board at any time and will automatically terminate upon the termination of the Investment Advisory Agreement.
Example:
This example is intended to help you compare the cost of investing in the Institutional Class of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Institutional Class of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Institutional Class’s operating expenses remain the same, except that the example assumes the fee waiver and expense reimbursement agreement pertains only through February 28, 2025. The example does not take into account brokerage commissions that you may pay on your purchases and sales of Institutional Class shares of the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years

$107	$853

Investors Should Retain this Supplement for Future Reference.

Harding, Loevner Funds, Inc.

Supplement dated June 26, 2023 to the

Statement of Additional Information, dated February 28, 2023 (the “SAI”)

Disclosure Related to the Institutional Emerging Markets Portfolio, Emerging Markets Portfolio, and Emerging Markets ex China Portfolio

The Board of Directors of the Fund has approved a reduction in the management fee for each of the Institutional Emerging Markets Portfolio, the Emerging Markets Portfolio, and the Emerging Markets ex China Portfolio. In addition, Harding Loevner LP has contractually agreed to lower the expense cap for the Institutional Emerging Markets Portfolios’ Institutional Class to 1.05%, to lower the expense cap for the Emerging Markets ex China Portfolio’s Institutional Class to 1.05%, to lower the expense cap for the Emerging Markets Portfolio’s Advisor Class to 1.25%, and to lower the Institutional Emerging Markets Portfolio’s Institutional Class Z expense cap to 0.95%, in each case through February 28, 2025. These changes will become effective as of July 1, 2023.

Accordingly, effective July 1, 2023, the advisory fee table, the paragraph immediately preceding the expense cap table, and the expense cap table in the “Investment Adviser” section of the SAI are hereby deleted and replaced with the following:

	Advisory fee payable by Portfolio to the Adviser (as a % of average daily net assets)
	First $1 billion of assets	Next $1 billion of assets	Next $1 billion of assets	Over $3 billion of assets	Over $4 billion of assets	Over $5 billion of assets
Global Equity	0.75%	0.73%	0.71%	0.69%	0.69%	0.69%
International Equity	0.75%	0.73%	0.71%	0.69%	0.67%	0.65%
International Small Companies	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%
Institutional Emerging Markets	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%
Emerging Markets	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%
Frontier Emerging Markets	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%
Global Equity Research	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
International Equity Research	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Emerging Markets Research	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Chinese Equity	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%
Emerging Markets ex China	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%
International Developed Markets Equity	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
International Carbon Transition Equity	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%

With respect to each Portfolio set forth in the table below, Harding Loevner has contractually agreed to waive a portion of its management fees and/or reimburse the Portfolio for its other operating expenses to the extent necessary to prevent the Portfolio’s Total Annual Operating Expenses (excluding any expenses attributable to (1) dividend expense, borrowing costs and interest expense relating to short sales and (2) interest, taxes, brokerage commissions and extraordinary expenses) from exceeding the fee waiver and/or expense reimbursement percentage applicable to the Portfolio. The waiver and reimbursement arrangements with respect to each Portfolio are expected to continue until at least February 28, 2024, except that the fee waiver and reimbursement arrangements with respect to the Institutional Emerging Markets Portfolio’s Institutional Class, Emerging Markets ex China Portfolio’s Institutional Class, Institutional Emerging Markets Portfolio’s Institutional Class Z and Emerging Markets Portfolio’s Advisor Class are expected to continue until at least February 28, 2025. The fee waiver and/or expense reimbursement percentages applicable to each Portfolio are set forth in the following table.

Portfolio	Class	Contractual Fee Waiver and/or Expense Reimbursement Percentage (based on average daily net assets)
Global Equity	Institutional Class	0.90%
	Advisor Class	1.20%
	Institutional Class Z	0.80%
International Equity	Institutional Class	1.00%
	Investor Class	1.25%
	Institutional Class Z	0.80%
International Small Companies	Institutional Class	1.15%
	Investor Class	1.30%
	Institutional Class Z	1.00%
Institutional Emerging Markets	Institutional Class	1.05%
	Institutional Class Z	0.95%
Emerging Markets	Advisor Class	1.25%
Chinese Equity	Institutional Class	1.15%
Frontier Emerging Markets	Institutional Class I	1.75%
	Institutional Class II	1.35%
	Investor	2.00%
Global Equity Research	Institutional Class	0.80%
International Equity Research	Institutional Class	0.75%
Emerging Markets Research	Institutional Class	1.15%
Emerging Markets ex China	Institutional Class	1.05%
International Developed Markets Equity	Institutional Class	0.80%
International Carbon Transition Equity	Institutional Class	0.80%

Investors Should Retain this Supplement for Future Reference.